UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/15

Item 1. Schedule of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2015 (unaudited)

	Country	Shares	Value
Common Stocks 96.4%
Auto Components 0.5%
[a]Fuyao Glass Industry Group Co. Ltd., A	China	1,963,200	$3,662,606
Automobiles 6.2%
Brilliance China Automotive Holdings Ltd.	China	806,000	948,462
Chongqing Changan Automobile Co. Ltd., B	China	4,766,128	8,049,988
Dongfeng Motor Group Co. Ltd., H	China	16,698,000	20,812,846
Jiangling Motors Corp. Ltd., B	China	4,880,908	15,372,988
			45,184,284
Banks 9.4%
BOC Hong Kong (Holdings) Ltd.	Hong Kong	2,509,100	7,349,093
[a]China Construction Bank Corp., A	China	14,287,520	11,664,474
China Construction Bank Corp., H	China	29,398,272	19,535,248
[a]China Merchants Bank Co. Ltd., A	China	2,333,189	6,510,952
[a]Industrial and Commercial Bank of China Ltd., A	China	5,425,618	3,687,007
Industrial and Commercial Bank of China Ltd., H	China	17,811,155	10,249,834
[a]Ping An Bank Co. Ltd., A	China	5,588,996	9,222,533
			68,219,141
Beverages 2.5%
[a]Kweichow Moutai Co. Ltd., A	China	479,219	14,346,191
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,150,394	3,532,754
			17,878,945
Capital Markets 0.4%
[a]Changjiang Securities Co. Ltd., A	China	1,577,000	2,299,600
[a]CITIC Securities Co. Ltd., A	China	238,928	510,397
			2,809,997
Chemicals 0.2%
Green Seal Holding Ltd.	Taiwan	537,100	1,855,717
Communications Equipment 0.4%
[a]Guangzhou Haige Communication Group Inc. Co., A	China	1,449,600	2,911,924
Construction & Engineering 2.4%
[a]China Railway Construction Corp. Ltd., A	China	7,218,900	15,386,905
[a]China State Construction Engineering Corp. Ltd., A	China	2,245,999	2,045,640
[a]Shenzhen Tagen Group Co. Ltd., A	China	165,100	372,683
			17,805,228
Construction Materials 0.4%
Asia Cement China Holdings Corp.	China	9,652,629	2,665,319
Containers & Packaging 0.2%
[a]Shantou Dongfeng Printing Co. Ltd., A	China	594,900	1,165,076
Distributors 1.0%
Dah Chong Hong Holdings Ltd.	China	18,567,520	7,474,779
Diversified Telecommunication Services 0.4%
China Telecom Corp. Ltd., H	China	4,250,000	2,034,477
China Unicom (Hong Kong) Ltd.	China	570,752	721,711
			2,756,188
Electric Utilities 2.7%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,207,000	19,734,470
Electrical Equipment 1.4%
[a]Jiangsu Linyang Electronics Co. Ltd., A	China	1,433,530	6,480,888
[a]Luxshare Precision Industry Co. Ltd., A	China	438,500	2,039,679

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2015 (unaudited) (continued)

[a]TBEA Co. Ltd., A	China	1,081,020	1,792,319
			10,312,886
Electronic Equipment, Instruments & Components 0.2%
Simplo Technology Co. Ltd.	Taiwan	128,214	411,901
Synnex Technology International Corp.	Taiwan	1,029,000	1,022,919
			1,434,820
Food & Staples Retailing 9.2%
[b]Beijing Jingkelong Co. Ltd., H	China	12,288,429	2,774,753
Dairy Farm International Holdings Ltd.	Hong Kong	10,555,778	64,073,572
			66,848,325
Food Products 5.1%
[a]Inner Mongolia Yili Industrial Group Co. Ltd., A	China	6,282,600	15,189,876
Uni-President China Holdings Ltd.	China	19,966,000	19,218,513
Uni-President Enterprises Corp.	Taiwan	1,386,831	2,395,799
			36,804,188
Gas Utilities 0.6%
ENN Energy Holdings Ltd.	China	904,700	4,342,476
Hotels, Restaurants & Leisure 2.4%
[a]China International Travel Service Corp. Ltd., A	China	1,242,300	10,216,521
[a]Shenzhen Overseas Chinese Town Holdings Co., A	China	3,874,134	4,332,965
[a]Songcheng Performance Development Co. Ltd., A	China	854,648	3,035,653
			17,585,139
Household Durables 1.2%
[a]Gree Electric Appliances Inc., A	China	949,076	2,415,575
[a]Hang Zhou Great Star Industrial Co. Ltd., A	China	1,016,487	2,088,267
[a]Qingdao Haier Co. Ltd., A	China	3,216,416	4,589,025
			9,092,867
Independent Power & Renewable Electricity Producers 1.1%
[a]Sichuan Chuantou Energy Co. Ltd., A	China	4,851,000	7,890,286
Industrial Conglomerates 1.8%
CK Hutchison Holdings Ltd.	Hong Kong	366,000	4,750,824
Hopewell Holdings Ltd.	Hong Kong	2,196,000	7,452,088
Shanghai Industrial Holdings Ltd.	China	338,000	745,766
			12,948,678
Insurance 2.1%
AIA Group Ltd.	Hong Kong	1,703,580	8,803,491
[a]Ping An Insurance (Group) Co. of China Ltd., A	China	1,317,850	6,192,160
			14,995,651
Internet Software & Services 4.1%
[c]Baidu Inc., ADR	China	45,000	6,183,450
Tencent Holdings Ltd.	China	1,400,100	23,394,767
			29,578,217
IT Services 1.5%
[a,c]DHC Software Co. Ltd., A	China	239,100	659,706
Travelsky Technology Ltd., H	China	8,100,559	10,243,089
			10,902,795
Machinery 2.5%
[a]Han's Laser Technology Co. Ltd., A	China	730,100	2,237,238
[a]Zhengzhou Yutong Bus Co. Ltd., A	China	5,507,973	16,271,529
			18,508,767
Marine 0.9%
[d]China Shipping Development Co. Ltd., H	China	9,574,000	4,833,573
Sinotrans Shipping Ltd.	China	8,495,000	1,633,201
			6,466,774
Media 2.3%
[a]China South Publishing & Media Group Co. Ltd., A	China	4,481,927	15,165,130

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments, September 30, 2015 (unaudited) (continued)
Poly Culture Group Corp. Ltd., H	China	815,200	1,731,346
			16,896,476
Multiline Retail 1.0%
[a]Wuhan Department Store Group Co. Ltd., A	China	2,682,100	6,978,329
Oil, Gas & Consumable Fuels 8.7%
China Petroleum and Chemical Corp., H	China	62,467,000	38,124,283
CNOOC Ltd.	China	12,778,400	13,091,424
PetroChina Co. Ltd., H	China	18,053,500	12,509,086
			63,724,793
Paper & Forest Products 1.8%
Nine Dragons Paper Holdings Ltd.	China	25,017,901	12,944,496
Pharmaceuticals 4.1%
[a]Jiangsu Hengrui Medicine Co. Ltd., A	China	2,408,917	17,506,719
[a]Jiangzhong Pharmaceutical Co. Ltd., A	China	1,349,265	9,659,287
Tong Ren Tang Technologies Co. Ltd., H	China	1,904,300	2,594,712
			29,760,718
Real Estate Management & Development 0.4%
Cheung Kong Property Holdings Ltd.	Hong Kong	427,000	3,104,643
Semiconductors & Semiconductor Equipment 7.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14,194,136	55,924,767
Software 0.6%
[a]Aisino Co. Ltd., A	China	515,505	4,354,599
Textiles, Apparel & Luxury Goods 2.9%
Anta Sports Products Ltd.	China	8,215,600	21,254,141
Transportation Infrastructure 2.7%
[d]COSCO Pacific Ltd.	China	7,620,274	8,280,664
[a]Shanghai International Airport Co. Ltd., A	China	2,649,100	11,551,344
			19,832,008
Wireless Telecommunication Services 3.4%
China Mobile Ltd.	China	2,084,500	24,610,072
Total Common Stocks (Cost $456,174,967)			701,220,585
Other Assets, less Liabilities 3.6%			26,520,253
Net Assets 100.0%			$727,740,838

aThe security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
bSee Note 5 regarding holdings of 5% voting securities.
cNon-income producing.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2015, the aggregate value of these securities was $13,114,237, representing 1.80% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Templeton Dragon Fund, Inc.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$459,014,536

Unrealized appreciation	$361,904,108
Unrealized depreciation	(119,698,059)
Net unrealized appreciation (depreciation)	$242,206,049

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors (QFII) license. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Beijing Jingkelong Co. Ltd., H (Value is 0.38% of Net Assets)	12,289,429	-	(1,000)	12,288,429	$2,774,753	$178,422	$(538)

6. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in certain China A shares through its investment in the China Fund. The China Fund is a Cayman Islands exempt company, is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A shares consistent with the investment objective of the Fund. At September 30, 2015, the China Fund’s investments are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2015, the net assets of the China Fund were $247,525,399, representing 34% of the Fund’s consolidated net assets.

The China Fund invests in certain A-shares available only to local Chinese investors and QFII. QFIIs are granted a maximum investment quota by China’s State Administration of Foreign Exchange (SAFE) for investing in the Chinese securities market (QFII Quota). The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund and one other participating Franklin Templeton Investments sponsored investment company. Investment decisions related to A-shares are specific to each participating fund, and each fund bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

      • Level 1 – quoted prices in active markets for identical financial instruments

      • Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

     • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments) The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Marine	$1,633,201	$-	$4,833,573	$6,466,774
Transportation Infrastructure	11,551,344	-	8,280,664	19,832,008
All Other Equity Investments[b]	674,921,803	-	-	674,921,803
Total Investments in Securities	$688,106,348	$-	$13,114,237	$701,220,585

[a]Includes common stocks.
[b]For detailed categories, see the accompanying Consolidated Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended September 30, 2015, is as follows:

									Net Change in
	Balance								Unrealized
	at					Net	Net		Appreciation
	Beginning			Transfers		Realized	Unrealized	Balance at (Depreciation) on
	of	Purchases Transfers Into		Out of	Cost Basis	Gain	Appreciation	End of	Assets Held at
	Period	(Sales)	Level 3[a]	Level 3	Adjustments	(Loss) (Depreciation)		Period	Period End
Assets:
Investments in Securities:
Equity Investments:
Marine	$-	$-	$6,779,692	$-	$-	$-	$(1,946,119)	$4,833,573	$(1,946,119)
Transportation Infrastructure	-	-	10,025,706	-	-	-	(1,745,042)	8,280,664	(1,745,042)
Total Investments in Securities	$-	$-	$16,805,398	$-	$-	$-	$(3,691,161)	$13,114,237	$(3,691,161)

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2015, are as follows:

					Impact to Fair
	Fair Value at			Amount/	Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Range	Increases [a]
Assets:
Investments in Securities
Equity Investments:
Marine	$4,833,573	Market Approach	Last Traded Price	5.49	Increase
			Market Index Adjustment	15.09%	Increase
			Beta Adjustment	1.90	Increase/Decrease [b]
Transportation Infrastructure	8,280,664	Market Approach	Last Traded Price	10.03	Increase
			Market Index Adjustment	15.09%	Increase
			Beta Adjustment	1.06	Increase/Decrease [b]
Total	$13,114,237

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

b Generally, there are direct relationships betw een the Beta Adjustment and the Market Index Adjustment.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2015

By /s/MARK H. OTANI

   Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2015